IR PASS-THROUGH CORP.
                                                     c/o Winthrop Management LLC
                                                     7 Bulfinch Place, Suite 500
                                                                   P.O. Box 9507
                                                           Boston, MA 02114-9507
                                                                  (617) 570-4600

Integrated ARROs Fund II (the "Fund")
-------------------------------------

February, 2005

Dear Unitholder:

Enclosed for your review are the Fund's audited financial statements as of December 31, 2004. As you are aware, the Funds' investments are passive in nature and consist of interest-bearing payment obligations that originated from a series of net lease real estate partnerships. As such, the primary source of payment for these obligations is the lease payments received from the partnerships' corporate tenants. We are pleased to report that all tenant obligations continue to be met and, on an overall basis, the credit ratings of these tenants have not materially changed since the initial offering of the Units.

If you have any specific questions regarding your holdings in the Fund, please call the Trustee, Deutsche Bank Trust Company Americas at (800) 735-7777.

Sincerely,


Integrated ARROs Fund II
By: IR Pass-through Corp., Sponsor

            Report of Independent Registered Public Accounting Firm
            -------------------------------------------------------

To the Unit-holders, Board of Directors of the Sponsor, and Trustee of Integrated ARROs Fund II

We have audited the accompanying statements of financial condition of Integrated ARROs Fund II (the "Fund") as of December 31, 2004 and 2003, including the schedule of portfolio investments as of December 31, 2004, and the related statements of operations and changes in net assets for the years then ended and the schedule of selected per unit operating performance, ratios and supplemental data for each of the two years in the period ended December 31, 2004. These financial statements and the selected per unit operating performance, ratios and supplemental data are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the selected per unit operating performance, ratios and supplemental data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the selected per unit operating performance, ratios and supplemental data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the selected per unit operating performance, ratios and supplemental data referred to above present fairly, in all material respects, the financial position of Integrated ARROs Fund II as of December 31, 2004 and 2003, and the results of its operations and changes in its net assets for the years then ended and the selected per unit operating performance, ratios and supplemental data for each of the two years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America.

As explained in Note 2, the financial statements include investments in payment obligations valued at $7,730,319 and $8,965,257 as of December 31, 2004 and 2003, respectively, whose values have been stated at the lower of fair market value, as estimated by the Board of Directors of the Sponsor in the absence of readily ascertainable market values, or Minimum Termination Amount. We have reviewed the procedures used by the Board of Directors in arriving at its estimate of fair market value of such investments and have inspected underlying documentation, and, in the circumstances, we believe the procedures are reasonable and the documentation appropriate. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.


                                                   /s/ Imowitz Koenig & Co., LLP

New York, New York
February 8, 2005

                            Integrated ARROs Fund II
                        Statements of Financial Condition

                                                               December 31,
                                                         -----------------------
Assets                                                      2004         2003
                                                         ----------   ----------

Cash and Cash Equivalents                                $  449,816   $  449,161

Investments in payment obligations, at minimum
termination value (cost $3,958,091 for 2004 and
2003, respectively)                                       7,730,319    8,965,257
                                                         ----------   ----------

Total Assets                                              8,180,135    9,414,418

Liabilities

Distributions Payable                                       449,816      449,161
                                                         ----------   ----------

Net Assets                                               $7,730,319   $8,965,257
                                                         ==========   ==========

Net Asset Value per unit (7,446 units outstanding)       $ 1,038.17   $ 1,204.03
                                                         ==========   ==========

                        See notes to financial statements

                            Integrated ARROs Fund II
                            Statements of Operations

                                                         Year Ended December 31,
                                                         -----------------------
                                                            2004         2003
                                                         ----------   ----------

Investment Income:

    Interest and discount earned, net of fund expenses   $1,102,711   $1,075,811
                                                         ==========   ==========

                        See notes to financial statements

                            Integrated ARROs Fund II
                       Statements of Changes in Net Assets

                                                       Year Ended December 31,
                                                     --------------------------
                                                        2004           2003
                                                     -----------   ------------

Decrease in net assets from operations:

Net investment income                                $ 1,102,711   $  1,075,811
                                                     -----------   ------------

Net increase in net assets resulting from operations   1,102,711      1,075,811

Total declared as distributions to Unit Holders       (2,337,649)    (3,148,757)
                                                     -----------   ------------

Net decrease in net assets                            (1,234,938)    (2,072,946)

Net assets:

Beginning of period                                    8,965,257     11,038,203
                                                     -----------   ------------

End of period                                        $ 7,730,319   $  8,965,257
                                                     ===========   ============

                        See notes to financial statements

                            Integrated ARROs Fund II
                          Notes to Financial Statements

1.    ORGANIZATION

      Integrated ARROs Fund II (the "Fund") is a grantor trust created under the laws of the State of New York and registered under the Investment Company Act of 1940 as a closed-end, non-diversified management investment company.

      The Fund was formed in July 1987 for the purpose of realizing appreciation in value and deferring the receipt of income through investments in a portfolio consisting of five contract rights for the payment of money (the "Payment Obligations"). The Payment Obligations were sold to the Fund by IR Pass-through Corporation (the "Sponsor"), formerly a wholly-owned subsidiary of Integrated Resources, Inc. ("Integrated"). The Payment Obligations were originally entered into by five privately offered, single purpose limited partnerships (the "Partnership(s)") previously sponsored by Integrated that had acquired and net leased commercial real estate. Pursuant to the Consummation of Integrated's Plan of Reorganization ("the Plan"), on November 3, 1994, the Sponsor became a wholly-owned indirect subsidiary of Presidio Capital Corp. ("Presidio") which subsequently merged with NorthStar Capital Investment Corp. (See Footnote 3). All capitalized terms, herein not defined, have the same meaning as defined in the Trust Indenture.

2.    SIGNIFICANT ACCOUNTING POLICIES

      Security Valuation

      The Payment  Obligations  are valued at the lower of fair market value (as
      determined   by  the  Board  of  Directors  of  the  Sponsor)  or  Minimum
      Termination Amount (as defined in the Trust Indenture).

      Federal Income Taxes

      The Fund is classified as a grantor trust. As a consequence, the Fund is not subject to Federal Income Taxation.

      Cash and Cash Equivalents

      Cash and cash equivalents represents payment obligations received by the Fund and which were invested in U. S. Treasury bills with maturities of three months or less.

      Use of Estimates

      The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts for Investments in payment obligations and the reported amounts for Net investment income. Actual results could differ from these estimates.

3.    THE SPONSOR

      IR Pass-through Corporation is the Sponsor of the Fund and was/is a wholly owned subsidiary of Integrated Resources, Inc. ("Integrated") and its post-bankruptcy successor, Presidio Capital Corp. ("Presidio"). Presidio merged with NorthStar Capital Investment Corp. (NorthStar Capital") on February 14, 2002.

      Subject to the rights of the unitholders under the Trust Indenture, NorthStar Capital is responsible for the administration of the Fund through its indirect ownership of all of the shares of the Sponsor. NorthStar Presidio Management Company, LLC ("NorthStar Presidio"), an affiliate of NorthStar Capital, provided administrative services to Presidio through October 25, 1999. Thereafter, administrative services were provided to Presidio by AP-PCC III, L.P. ("AP-PCC"), an unaffiliated third party. NorthStar Presidio and AP-PCC in turn provided services to the Fund. The board of directors of NorthStar Capital is authorized to designate the officers and directors of the Sponsor, whose names, titles, principal occupations during the past five years and the date they began office is set forth in Note 5, Commitments and Contingencies.

4.    THE PAYMENT OBLIGATIONS

      The five Payment Obligations acquired by the Fund were issued from 1981 to 1983 for the sale to the Partnerships of rights to acquire interests in properties or for services rendered. Two of the five Payment Obligations (Trefar and Zebon) were satisfied in full during 1996.

      Payments on the remaining three Payment Obligations are scheduled over a period not in excess of 40 years from commencement of the initial terms ("Primary Terms") (approximately 25 years), of the respective net leases. Interest at simple interest rates ranging from 16.5% to 19.625% accrues on the principal amounts of each Payment Obligation. Payments on the Payment Obligations were scheduled to commence approximately 15 years after commencement of the Primary Terms of each net lease.

      If a net lease is not extended by the lessee beyond the Primary Term, the Partnership's obligation to pay the balance of the principal of a Payment Obligation and accrued interest does not accelerate. In such event, the Partnership may either seek to re-lease or to sell the property, but there can be no assurance that such a sale or new lease would be made or that it would be made in a timely manner. If a sale is made, the balance of the principal and accrued interest thereon may be declared by the Fund, at its discretion, to be immediately due and payable. Upon the disposition by a Partnership of its entire interest in the property (or properties), the Partnership shall be obligated to pay the Fund (after satisfaction of any obligations senior to that of the Payment Obligation which are then due and payable) first, accrued unpaid interest and then the unpaid principal balance of the payment Obligation. The Fund does not have the right to accelerate the payment of any Payment Obligation in the event that a Partnership does not sell its property at the end of the Primary Term, so long as the Partnership remains current on its payments under the Payment Obligation. As such, it is possible that the Fund may not realize the entire outstanding principal and interest thereon of the related Payment Obligation.

5.    COMMITMENTS AND CONTINGENCIES

      The Trust Indenture provides that the Sponsor will bear all costs of administering the Fund through the period in which the Fund will be receiving only primary term payments. However, when the Fund begins receiving renewal term payments, the Fund shall bear a portion of such costs equal to the percentage of the renewal term payments received by the Fund in such year to all of the payments received by the Fund in such year.

      The Trust Indenture provides that the above obligations of the Sponsor were to be funded through the retention of a portion of the proceeds from the sale of the Units. However, the Sponsor did not segregate from the general assets of its then parent, Integrated, a portion of the sale proceeds for this purpose. Integrated filed for bankruptcy on February 13, 1990 under Chapter 11 of the United States Bankruptcy code. While Integrated's bankruptcy did not directly affect the Fund, and had no effect on the portfolio of the Fund, the bankruptcy did affect the
      Sponsor, which had no source of revenues other than Integrated. The Sponsor therefore filed a claim in Integrated's bankruptcy proceedings for the amounts necessary to fund the Sponsor's obligations to the Fund and to Integrated ARROs Fund I ("Fund I"), an affiliate. As Integrated's liabilities far exceeded its assets, and the Sponsor's claim was that of an unsecured general creditor, it was unlikely that amounts eventually paid on the Sponsor's claim would be sufficient to fund the Sponsor's obligations. However, in 1994 in full settlement of the Sponsor's claim, Integrated paid the Sponsor $450,000. The Sponsor projected at that time, based on a present value estimate of legal, accounting, trustee fees, and printing and mailing costs, that this amount would enable the Sponsor to meet its obligations to the Fund, and its similar obligations to Fund I, through approximately the year 2000. However, at that time there was no assurance that the $450,000 paid by Integrated, plus any interest accrued (the "Settlement Fund"), would in fact be sufficient to fund the Sponsor's obligations through the year 2000. As of December 31, 1997, approximately $61,000 remained of the original Settlement Fund. However, the Settlement Fund was fully depleted during the first half of 1998. The Trustee may establish a reserve fund, set aside out of the proceeds of the Payment Obligations, to pay future expenses of administering the Fund. Consequently, the Trustee paid $40,615 and $38,003 in such expenses from the proceeds of Payment Obligations received by the Fund in 2004 and 2003, respectively.

      Set forth below is certain information with respect to the Sponsor's directors and officers. The business address for each of them is c/o Winthrop Management, LLC, 7 Bulfinch Place, Suite 500, P.O. Box 9507, Boston, Massachusetts 02114-9507.

                                                                   DIRECTOR/OFFICER
      NAME                   POSITION WITH SPONSOR                       SINCE         PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
      ----                   ---------------------                 ----------------    -----------------------------------------
      Richard J. McCready    Director and President and Secretary      2002            Mr. McCready joined NorthStar  Capital
                                                                                       in 1998.  From 1990  until 1998 he was
                                                                                       President, Chief Operating Officer and
                                                                                       a   director    of   First    Winthrop
                                                                                       Corporation. Previous to joining First
                                                                                       Winthrop  Corporation  in 1990, he was
                                                                                       in  the   Corporate  and  Real  Estate
                                                                                       Finance  group  at  the  law  firm  of
                                                                                       Mintz,  Levin, Cohn,  Ferris,  Glovsky
                                                                                       and Popeo, P.C.

      Steven Kauff           Director, Vice President and Treasurer    July 1999       Mr. Kauff joined NorthStar  Capital in
                                                                                       July 1999.  From 1996 to 1999 Mr Kauff
                                                                                       was a Manager  in the Real  Estate and
                                                                                       Hospitality  Services  Group of Arthur
                                                                                       Andersen LLP.  Prior to joining Arthur
                                                                                       Andersen LLP, Mr. Kauff was with Price
                                                                                       Waterhouse  LLP  in  the  Real  Estate
                                                                                       Industry Services Group.

6.    DISTRIBUTION PAYABLE

      The Trustee declared a $449,816 ($60.41 per unit) distribution payable to unitholders of record as of December 31, 2004. Such distribution was paid on January 18, 2005.

7.    SIGNIFICANT TRANSACTIONS

      The Trust Indenture provides for the acceptance of involuntary sale (such as in an economic discontinuance) proceeds in prepayment of a payment obligation in which the underlying partnership has a single property (lease). However, it does not specifically provide for acceptance of involuntary sale proceeds in partial prepayment of a payment obligation where the underlying partnership has more than one property (lease) comprising the payment obligation. The Sponsor believes that the original intent of the Trust Indenture was to allow for such partial prepayment. However, the Trustee did not agree with such interpretation.

      Effective March 29, 1998, the Sponsor arranged for the replacement of the Trustee for both Fund I and the Fund with a new trustee (the "Successor Trustee") which had a broader interpretation of the Trust Indenture with regard to partial prepayments received from a multi-property partnership. On April 1, 1998, a supplemental agreement to the original Trust Indenture was entered into between the Successor Trustee for the Fund, the Sponsor of the Fund, and the Partnerships that have Payment Obligations to the Fund. Such agreement allows for, among other things, the partial prepayment of a multi-property Partnership's Payment Obligation in the event of an involuntary sale of one of its properties.

      The general partner of Bradall Associates ("Bradall") sold one of its five properties on September 25, 2003 to a third party (a voluntary sale under the terms of the Trust Indenture). As a result, Bradall wired $1,105,705 to the Fund's Trustee in partial satisfaction of the Bradall payment obligation. The proceeds along with interest earned thereon were distributed to Unitholders on October 15, 2003.

                            Integrated ARROs Fund II
              Schedule of Selected Per Unit Operating Performance,
                          Ratios and Supplemental Data

                                                                         YEAR ENDED DECEMBER 31,
                                             -------------------------------------------------------------------------------

                                                 2004             2003             2002             2001             2000
                                             -----------      -----------      -----------      -----------      -----------
Per Unit Operating Performance
------------------------------

Net asset value, beginning of period         $  1,204.03      $  1,482.43      $  1,616.57      $  1,653.50      $  1,689.69

Net investment income                             148.09           144.48           177.25           193.48           195.31

Distributions                                    (313.95)         (422.88)         (311.39)         (230.41)         (231.50)
                                             -----------      -----------      -----------      -----------      -----------

Net asset value, end of period               $  1,038.17      $  1,204.03      $  1,482.43      $  1,616.57      $  1,653.50
                                             ===========      ===========      ===========      ===========      ===========

Total investment return                      $    148.09      $    144.48      $    177.25      $    193.48      $    195.31
                                             ===========      ===========      ===========      ===========      ===========

Ratios/Supplemental Data
------------------------

Net assets, end of period                    $ 7,730,319      $ 8,965,257      $11,038,203      $12,036,971      $12,311,942

Ratio of expenses to average net assets             0.49%            0.38%            0.45%            0.31%            0.27%

Ratio of net investment income to average
net assets                                         13.21%           10.76%           11.44%           11.83%           11.68%

Portfolio turnover rate                              N/A              N/A              N/A              N/A              N/A

                            Integrated ARROs Fund II
                        Schedule of Portfolio Investments
                                December 31, 2004

                                                                                         Discount To
Partnership/                                                                              Arrive at
Date Payment                                            Original    Simple                 Minimum         Periodic        Minimum
 Obligation               Property        Type of      Principal   Interest    Accrued   Termination    Payment During   Termination
  Incurred   Lessee       Location        Property       Amount      Rate     Interest      Amount     Primary Term (1)    Amount
------------------------------------------------------------------------------------------------------------------------------------
Bradall      Albertson's  Boise, ID       Department   $1,444,107   16.500%  $1,501,227    $737,201      7/1/98-7/1/03   $2,208,133
12/16/82     Inc.         Snohomish, WA   Stores               (3)                                      $387,871/semi.
                          Las Cruces, NM                                                                 1/1/04-1/1/08
                          Sioux Falls, SD                                                               $288,725/semi.
                          Bradenton, FL                                                                             (3)

Dalhill      The Kroger   Houston, TX     Supermarkets  1,485,000   19.625%   1,256,146     319,069   1/31/97-12/31/06    2,422,077
01/15/82     Company      Dallas, TX                                                                       $57,242/mo.
                          Columbus, OH
                          Cincinnati, OH
                          Louisville, KY
                          (2)

Walmad       Walgreen     Windsor, WI     Warehouse/    1,500,000   18.500%   1,901,283     301,174      4/1/97-3/1/02    3,100,109
02/25/82     Company                      Distribution                                                    $23,125/mo.;
                                          Facility                                                       4/1/02-3/1/07
                                                                                                           $92,551/mo.

                                                       ----------            ----------  ----------                      ----------
                                                       $4,429,107            $4,658,656  $1,357,444                      $7,730,319
                                                       ==========            ==========  ==========                      ==========

(1)   Primary Term of the applicable net lease.

(2)   Two properties.

(3)   As adjusted, due to the sale of its Sioux Falls, SD property.

                            INTEGRATED ARROS FUND II
         SCHEDULE OF ACCRUED INTEREST ON OUTSTANDING PAYMENT OBLIGATIONS
                    JANUARY 1, 2004 THROUGH DECEMBER 31, 2004

            ACCRUED               ACCRUED               ACCRUED               ACCRUED               ACCRUED
  DATE     INTEREST      DATE    INTEREST     DATE     INTEREST     DATE     INTEREST     DATE     INTEREST
---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
01-Jan-04  5,790,101  23-Feb-04  5,757,199  16-Apr-04  5,574,504  08-Jun-04  5,103,084  31-Jul-04  5,070,182
02-Jan-04  5,792,307  24-Feb-04  5,759,404  17-Apr-04  5,576,709  09-Jun-04  5,105,289  01-Aug-04  4,922,594
03-Jan-04  5,794,512  25-Feb-04  5,761,610  18-Apr-04  5,578,915  10-Jun-04  5,107,495  02-Aug-04  4,924,800
04-Jan-04  5,796,718  26-Feb-04  5,763,815  19-Apr-04  5,581,120  11-Jun-04  5,109,700  03-Aug-04  4,927,005
05-Jan-04  5,798,923  27-Feb-04  5,766,021  20-Apr-04  5,583,326  12-Jun-04  5,111,906  04-Aug-04  4,929,211
06-Jan-04  5,801,128  28-Feb-04  5,768,226  21-Apr-04  5,585,531  13-Jun-04  5,114,111  05-Aug-04  4,931,416
07-Jan-04  5,803,334  29-Feb-04  5,770,432  22-Apr-04  5,587,737  14-Jun-04  5,116,317  06-Aug-04  4,933,622
08-Jan-04  5,805,539  01-Mar-04  5,622,844  23-Apr-04  5,589,942  15-Jun-04  5,118,522  07-Aug-04  4,935,827
09-Jan-04  5,807,745  02-Mar-04  5,625,050  24-Apr-04  5,592,148  16-Jun-04  5,120,728  08-Aug-04  4,938,033
10-Jan-04  5,809,950  03-Mar-04  5,627,255  25-Apr-04  5,594,353  17-Jun-04  5,122,933  09-Aug-04  4,940,238
11-Jan-04  5,812,156  04-Mar-04  5,629,461  26-Apr-04  5,596,559  18-Jun-04  5,125,139  10-Aug-04  4,942,444
12-Jan-04  5,814,361  05-Mar-04  5,631,666  27-Apr-04  5,598,764  19-Jun-04  5,127,344  11-Aug-04  4,944,649
13-Jan-04  5,816,567  06-Mar-04  5,633,872  28-Apr-04  5,600,970  20-Jun-04  5,129,550  12-Aug-04  4,946,855
14-Jan-04  5,818,772  07-Mar-04  5,636,077  29-Apr-04  5,603,175  21-Jun-04  5,131,755  13-Aug-04  4,949,060
15-Jan-04  5,820,978  08-Mar-04  5,638,283  30-Apr-04  5,605,381  22-Jun-04  5,133,961  14-Aug-04  4,951,266
16-Jan-04  5,823,183  09-Mar-04  5,640,488  01-May-04  5,457,793  23-Jun-04  5,136,166  15-Aug-04  4,953,471
17-Jan-04  5,825,389  10-Mar-04  5,642,694  02-May-04  5,459,999  24-Jun-04  5,138,372  16-Aug-04  4,955,676
18-Jan-04  5,827,594  11-Mar-04  5,644,899  03-May-04  5,462,204  25-Jun-04  5,140,577  17-Aug-04  4,957,882
19-Jan-04  5,829,800  12-Mar-04  5,647,105  04-May-04  5,464,410  26-Jun-04  5,142,783  18-Aug-04  4,960,087
20-Jan-04  5,832,005  13-Mar-04  5,649,310  05-May-04  5,466,615  27-Jun-04  5,144,988  19-Aug-04  4,962,293
21-Jan-04  5,834,211  14-Mar-04  5,651,516  06-May-04  5,468,821  28-Jun-04  5,147,194  20-Aug-04  4,964,498
22-Jan-04  5,836,416  15-Mar-04  5,653,721  07-May-04  5,471,026  29-Jun-04  5,149,399  21-Aug-04  4,966,704
23-Jan-04  5,838,622  16-Mar-04  5,655,927  08-May-04  5,473,232  30-Jun-04  5,151,605  22-Aug-04  4,968,909
24-Jan-04  5,840,827  17-Mar-04  5,658,132  09-May-04  5,475,437  01-Jul-04  5,004,017  23-Aug-04  4,971,115
25-Jan-04  5,843,033  18-Mar-04  5,660,338  10-May-04  5,477,643  02-Jul-04  5,006,222  24-Aug-04  4,973,320
26-Jan-04  5,845,238  19-Mar-04  5,662,543  11-May-04  5,479,848  03-Jul-04  5,008,428  25-Aug-04  4,975,526
27-Jan-04  5,847,444  20-Mar-04  5,664,749  12-May-04  5,482,054  04-Jul-04  5,010,633  26-Aug-04  4,977,731
28-Jan-04  5,849,649  21-Mar-04  5,666,954  13-May-04  5,484,259  05-Jul-04  5,012,839  27-Aug-04  4,979,937
29-Jan-04  5,851,855  22-Mar-04  5,669,160  14-May-04  5,486,465  06-Jul-04  5,015,044  28-Aug-04  4,982,142
30-Jan-04  5,854,060  23-Mar-04  5,671,365  15-May-04  5,488,670  07-Jul-04  5,017,250  29-Aug-04  4,984,348
31-Jan-04  5,856,266  24-Mar-04  5,673,571  16-May-04  5,490,876  08-Jul-04  5,019,455  30-Aug-04  4,986,553
01-Feb-04  5,708,678  25-Mar-04  5,675,776  17-May-04  5,493,081  09-Jul-04  5,021,661  31-Aug-04  4,988,759
02-Feb-04  5,710,884  26-Mar-04  5,677,982  18-May-04  5,495,286  10-Jul-04  5,023,866  01-Sep-04  4,841,171
03-Feb-04  5,713,089  27-Mar-04  5,680,187  19-May-04  5,497,492  11-Jul-04  5,026,072  02-Sep-04  4,843,377
04-Feb-04  5,715,295  28-Mar-04  5,682,393  20-May-04  5,499,697  12-Jul-04  5,028,277  03-Sep-04  4,845,582
05-Feb-04  5,717,500  29-Mar-04  5,684,598  21-May-04  5,501,903  13-Jul-04  5,030,483  04-Sep-04  4,847,788
06-Feb-04  5,719,706  30-Mar-04  5,686,804  22-May-04  5,504,108  14-Jul-04  5,032,688  05-Sep-04  4,849,993
07-Feb-04  5,721,911  31-Mar-04  5,689,009  23-May-04  5,506,314  15-Jul-04  5,034,894  06-Sep-04  4,852,199
08-Feb-04  5,724,117  01-Apr-04  5,541,422  24-May-04  5,508,519  16-Jul-04  5,037,099  07-Sep-04  4,854,404
09-Feb-04  5,726,322  02-Apr-04  5,543,627  25-May-04  5,510,725  17-Jul-04  5,039,305  08-Sep-04  4,856,610
10-Feb-04  5,728,528  03-Apr-04  5,545,833  26-May-04  5,512,930  18-Jul-04  5,041,510  09-Sep-04  4,858,815
11-Feb-04  5,730,733  04-Apr-04  5,548,038  27-May-04  5,515,136  19-Jul-04  5,043,716  10-Sep-04  4,861,021
12-Feb-04  5,732,939  05-Apr-04  5,550,243  28-May-04  5,517,341  20-Jul-04  5,045,921  11-Sep-04  4,863,226
13-Feb-04  5,735,144  06-Apr-04  5,552,449  29-May-04  5,519,547  21-Jul-04  5,048,127  12-Sep-04  4,865,432
14-Feb-04  5,737,350  07-Apr-04  5,554,654  30-May-04  5,521,752  22-Jul-04  5,050,332  13-Sep-04  4,867,637
15-Feb-04  5,739,555  08-Apr-04  5,556,860  31-May-04  5,523,958  23-Jul-04  5,052,538  14-Sep-04  4,869,843
16-Feb-04  5,741,761  09-Apr-04  5,559,065  01-Jun-04  5,087,645  24-Jul-04  5,054,743  15-Sep-04  4,872,048
17-Feb-04  5,743,966  10-Apr-04  5,561,271  02-Jun-04  5,089,851  25-Jul-04  5,056,949  16-Sep-04  4,874,254
18-Feb-04  5,746,172  11-Apr-04  5,563,476  03-Jun-04  5,092,056  26-Jul-04  5,059,154  17-Sep-04  4,876,459
19-Feb-04  5,748,377  12-Apr-04  5,565,682  04-Jun-04  5,094,262  27-Jul-04  5,061,360  18-Sep-04  4,878,665
20-Feb-04  5,750,582  13-Apr-04  5,567,887  05-Jun-04  5,096,467  28-Jul-04  5,063,565  19-Sep-04  4,880,870
21-Feb-04  5,752,788  14-Apr-04  5,570,093  06-Jun-04  5,098,673  29-Jul-04  5,065,771  20-Sep-04  4,883,076
22-Feb-04  5,754,993  15-Apr-04  5,572,298  07-Jun-04  5,100,878  30-Jul-04  5,067,976  21-Sep-04  4,885,281

            ACCRUED               ACCRUED
  DATE     INTEREST     DATE     INTEREST
---------  ---------  ---------  ---------
22-Sep-04  4,887,487  14-Nov-04  4,704,791
23-Sep-04  4,889,692  15-Nov-04  4,706,997
24-Sep-04  4,891,898  16-Nov-04  4,709,202
25-Sep-04  4,894,103  17-Nov-04  4,711,408
26-Sep-04  4,896,309  18-Nov-04  4,713,613
27-Sep-04  4,898,514  19-Nov-04  4,715,819
28-Sep-04  4,900,720  20-Nov-04  4,718,024
29-Sep-04  4,902,925  21-Nov-04  4,720,230
30-Sep-04  4,905,130  22-Nov-04  4,722,435
01-Oct-04  4,757,543  23-Nov-04  4,724,641
02-Oct-04  4,759,748  24-Nov-04  4,726,846
03-Oct-04  4,761,954  25-Nov-04  4,729,052
04-Oct-04  4,764,159  26-Nov-04  4,731,257
05-Oct-04  4,766,365  27-Nov-04  4,733,463
06-Oct-04  4,768,570  28-Nov-04  4,735,668
07-Oct-04  4,770,776  29-Nov-04  4,737,874
08-Oct-04  4,772,981  30-Nov-04  4,740,079
09-Oct-04  4,775,187  01-Dec-04  4,592,492
10-Oct-04  4,777,392  02-Dec-04  4,594,697
11-Oct-04  4,779,598  03-Dec-04  4,596,903
12-Oct-04  4,781,803  04-Dec-04  4,599,108
13-Oct-04  4,784,009  05-Dec-04  4,601,314
14-Oct-04  4,786,214  06-Dec-04  4,603,519
15-Oct-04  4,788,420  07-Dec-04  4,605,725
16-Oct-04  4,790,625  08-Dec-04  4,607,930
17-Oct-04  4,792,831  09-Dec-04  4,610,136
18-Oct-04  4,795,036  10-Dec-04  4,612,341
19-Oct-04  4,797,242  11-Dec-04  4,614,547
20-Oct-04  4,799,447  12-Dec-04  4,616,752
21-Oct-04  4,801,653  13-Dec-04  4,618,958
22-Oct-04  4,803,858  14-Dec-04  4,621,163
23-Oct-04  4,806,064  15-Dec-04  4,623,369
24-Oct-04  4,808,269  16-Dec-04  4,625,574
25-Oct-04  4,810,475  17-Dec-04  4,627,780
26-Oct-04  4,812,680  18-Dec-04  4,629,985
27-Oct-04  4,814,886  19-Dec-04  4,632,191
28-Oct-04  4,817,091  20-Dec-04  4,634,396
29-Oct-04  4,819,297  21-Dec-04  4,636,602
30-Oct-04  4,821,502  22-Dec-04  4,638,807
31-Oct-04  4,823,708  23-Dec-04  4,641,013
01-Nov-04  4,676,120  24-Dec-04  4,643,218
02-Nov-04  4,678,326  25-Dec-04  4,645,424
03-Nov-04  4,680,531  26-Dec-04  4,647,629
04-Nov-04  4,682,737  27-Dec-04  4,649,834
05-Nov-04  4,684,942  28-Dec-04  4,652,040
06-Nov-04  4,687,148  29-Dec-04  4,654,245
07-Nov-04  4,689,353  30-Dec-04  4,656,451
08-Nov-04  4,691,559  31-Dec-04  4,658,656
09-Nov-04  4,693,764
10-Nov-04  4,695,970
11-Nov-04  4,698,175
12-Nov-04  4,700,380
13-Nov-04  4,702,586